Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Feb. 28, 2014
American Beacon Balanced Fund | American Beacon Balanced Fund | A Class
Risk/Return:
Trading Symbol	ABFAX
American Beacon Balanced Fund | American Beacon Balanced Fund | C Class
Risk/Return:
Trading Symbol	ABCCX
American Beacon Large Cap Value Fund | American Beacon Large Cap Value Fund | A Class
Risk/Return:
Trading Symbol	ALVAX
American Beacon Large Cap Value Fund | American Beacon Large Cap Value Fund | C Class
Risk/Return:
Trading Symbol	ALVCX
American Beacon Mid-Cap Value Fund | American Beacon Mid-Cap Value Fund | A Class
Risk/Return:
Trading Symbol	ABMAX
American Beacon Mid-Cap Value Fund | American Beacon Mid-Cap Value Fund | C Class
Risk/Return:
Trading Symbol	AMCCX
American Beacon Small Cap Value Fund | American Beacon Small Cap Value Fund | A Class
Risk/Return:
Trading Symbol	ABSAX
American Beacon Small Cap Value Fund | American Beacon Small Cap Value Fund | C Class
Risk/Return:
Trading Symbol	ASVCX
American Beacon International Equity Fund | American Beacon International Equity Fund | A Class
Risk/Return:
Trading Symbol	AIEAX
American Beacon International Equity Fund | American Beacon International Equity Fund | C Class
Risk/Return:
Trading Symbol	AILCX
American Beacon Emerging Markets Fund | American Beacon Emerging Markets Fund | A Class
Risk/Return:
Trading Symbol	AEMAX
American Beacon Emerging Markets Fund | American Beacon Emerging Markets Fund | C Class
Risk/Return:
Trading Symbol	AEMCX
American Beacon High Yield Bond Fund | American Beacon High Yield Bond Fund | A Class
Risk/Return:
Trading Symbol	ABHAX
American Beacon High Yield Bond Fund | American Beacon High Yield Bond Fund | C Class
Risk/Return:
Trading Symbol	AHBCX
American Beacon Retirement Income and Appreciation Fund | American Beacon Retirement Income and Appreciation Fund | A Class
Risk/Return:
Trading Symbol	AAPAX
American Beacon Retirement Income and Appreciation Fund | American Beacon Retirement Income and Appreciation Fund | C Class
Risk/Return:
Trading Symbol	ABACX
American Beacon Intermediate Bond Fund | American Beacon Intermediate Bond Fund | A Class
Risk/Return:
Trading Symbol	AITAX
American Beacon Intermediate Bond Fund | American Beacon Intermediate Bond Fund | C Class
Risk/Return:
Trading Symbol	AIBCX
American Beacon Short-Term Bond Fund | American Beacon Short-Term Bond Fund | A Class
Risk/Return:
Trading Symbol	ANSAX
American Beacon Short-Term Bond Fund | American Beacon Short-Term Bond Fund | C Class
Risk/Return:
Trading Symbol	ATBCX